Operating expenses (Tables)	12 Months Ended
Dec. 31, 2017
Operating expenses
Schedule of Interconnection costs and other telecommunication charges

	Years ended December 31,
	2017	2016	2015
Fixed telephony interconnection costs	(486)	(445)	(327)
Cost of international outbound calls	(272)	(268)	(192)
Lease of circuits and use of public network	(490)	(461)	(336)
Mobile Services - charges for roaming	(348)	(414)	(374)
Mobile Services - charges for TLRD	(1,552)	(965)	(941)

	(3,148)	(2,553)	(2,170)

Schedule of Fees for services, maintenance, materials and supplies

	Years ended December 31,
	2017	2016	2015
Maintenance of hardware and software	(671)	(546)	(331)
Technical maintenance	(1,393)	(1,329)	(854)
Service connection fees for fixed lines and Internet lines	(600)	(267)	(224)
Service connection fees capitalized as SAC (Note 3.j)	23	14	14
Service connection fees capitalized as Intangible assets (Note 3.j)	50	41	36
Other maintenance costs	(716)	(524)	(396)
Obsolescence of inventories – Mobile Services (Note 7)	(17)	(45)	(38)
Call center fees	(1,999)	(1,428)	(1,297)
Other fees for services	(1,211)	(862)	(793)
Directors and Supervisory Committee’s fees	(66)	(60)	(36)

	(6,600)	(5,006)	(3,919)

Schedule of Taxes and fees with the Regulatory Authority

	Years ended December 31,
	2017	2016	2015
Turnover tax	(3,528)	(2,817)	(2,122)
Taxes with the Regulatory Authority	(1,049)	(1,078)	(917)
Tax on deposits to and withdrawals from bank accounts	(626)	(539)	(403)
Municipal taxes	(531)	(395)	(289)
Other taxes	(373)	(296)	(212)

	(6,107)	(5,125)	(3,943)

Schedule of Commissions

	Years ended December 31,
	2017	2016	2015
Agent commissions	(2,602)	(3,078)	(2,659)
Agent commissions capitalized as SAC (Note 3.j)	986	1,403	1,172
Distribution of prepaid cards commissions	(842)	(763)	(635)
Collection commissions	(1,147)	(1,295)	(983)
Other commissions	(26)	(116)	(88)

	(3,631)	(3,849)	(3,193)

Schedule of Advertising
	Years ended December 31,
	2017	2016	2015
Media advertising	(769)	(527)	(524)
Fairs and exhibitions	(264)	(176)	(137)
Other advertising costs	(185)	(171)	(153)

	(1,218)	(874)	(814)

Schedule of Cost of Value Added Services
	Years ended December 31,
	2017	2016	2015
Cost of mobile value added services	(829)	(1,446)	(1,218)
Cost of fixed value added services	(45)	(53)	(38)

	(874)	(1,499)	(1,256)

Schedule of Other operating expenses

	Years ended December 31,
	2017	2016	2015
Transportation, freight and travel expenses	(927)	(961)	(768)
Delivery costs capitalized as SAC	79	134	85
Rental expense	(1,069)	(765)	(540)
Energy, water and others	(1,117)	(783)	(429)
International and satellite connectivity	(246)	(215)	(202)

	(3,280)	(2,590)	(1,854)

Schedule of Depreciation & Amortization

	Years ended December 31,
	2017	2016	2015
Depreciation of PP&E	(5,039)	(4,358)	(3,046)
Amortization of SAC and service connection costs	(1,524)	(1,474)	(1,045)
Amortization of 3G/4G licenses	(325)	(338)	(324)
Amortization of other intangible assets	(40)	(28)	(23)

	(6,928)	(6,198)	(4,438)

Schedule of Disposals and Impairment of Property Plant and Equipment

	Years ended December 31,
	2017	2016	2015
Gain on disposal and impairment of PP&E (*)	-	-	31
Impairment of PP&E – Fixed services	(5)	2	(116)
Impairment of PP&E – Mobile services	(229)	(369)	(114)
Decrease of PP&E – Fixed services	(16)	(1)	-
Decrease of PP&E – Mobile services	(66)	(15)	-

	(316)	(383)	(199)

(*) Since 2016 these results are included in Other Income.

Schedule of operating expenses disclosed per function

	Years ended December 31,
	2017	2016	2015
Operating costs	(32,287)	(27,628)	(20,578)
Administration costs	(3,306)	(2,453)	(1,827)
Commercialization costs	(16,708)	(14,829)	(11,594)
Other expenses – provisions	(590)	(187)	(113)
Gain on disposal of PP&E and impairment of PP&E	(316)	(383)	(199)

	(53,207)	(45,480)	(34,311)

Schedule of Future minimum lease payments on non cancellable operating lease agreements

Future minimum lease payments from of non cancellable operating lease agreements as of December 31, 2017, 2016 and 2015 are as follows:

	Less than 1 year	1-5 years	More than 5 years	Total
2015	436	890	31	1,357
2016	636	1,169	74	1,879
2017	681	1,185	143	2,009